REVENUE	12 Months Ended
Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
REVENUE
REVENUE
Revenue has been disaggregated into categories to reflect how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors.

a.	Revenue Disaggregation

	2019				2018
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures	Total	Pipelines	Facilities	Marketing & New Ventures	Total
($ millions)
Take-or-pay(1)	1,200	625	—	1,825	979	582	—	1,561
Fee-for-service(1)	387	117	—	504	424	103	—	527
Product sales(2)(3)	—	5	4,804	4,809	—	10	5,175	5,185
Revenue from contracts with customers	1,587	747	4,804	7,138	1,403	695	5,175	7,273
Lease and other revenue(4)	63	29	—	92	61	17	—	78
Total external revenue	1,650	776	4,804	7,230	1,464	712	5,175	7,351

(1)	Revenue recognized over time.

(2)	Revenue recognized at a point in time.

(3)	Revenue reported for 2018 periods have been recast to reflect updated presentation for 2019, where product sales are reported in Marketing & New Ventures.

(4)	Includes fixed operating lease income of $92 million (2018: $78) for the 12 months ended December 31, 2019.

b.	Contract Balances
Significant changes in the contract liabilities balances during the period are as follows:

	2019			2018
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	9	159	168	8	149	157
Additions (net in the period)	4	35	39	5	33	38
Acquisition (Note 6)	—	77	77	—	—	—
Revenue recognized from contract liabilities(1)	(5)	(48)	(53)	(4)	(23)	(27)
Closing balance	8	223	231	9	159	168
Less current portion(2)	(8)	(31)	(39)	(9)	(28)	(37)
Ending balance	—	192	192	—	131	131

(1)	Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.

(2)
As at December 31, 2019, the balance includes $8 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.

Contract liabilities depict Pembina's obligation to perform services in the future for which payment has been received from customers. Contract liabilities include up-front payments or non-cash consideration received from customers for future transportation, processing and storage services. Contract liabilities also include consideration received from customers for take-or-pay commitments where the customer has a make-up right to ship or process future volumes under a firm contract. These amounts are non-refundable should the customer not use its make-up rights.
Pembina does not have any contract assets. In all instances where goods or services have been transferred to a customer in advance of the receipt of customer consideration, Pembina's right to consideration is unconditional and has therefore been presented as a receivable.

c.	Revenue Allocated to Remaining Performance Obligations
Pembina expects to recognize revenue in future periods that includes current unsatisfied remaining performance obligations totaling $9.3 billion (2018: $10.3 billion). Over the next five years, this remaining performance obligation will be recognized annually ranging from $1.1 billion (2018: $1.1 billion) declining to $983 million (2018: $964 million). Subsequently, up to 2039 (2018: 2039), Pembina will recognize from $977 million (2018: $1.0 billion) to $13 million (2018: $8 million) per year.
In preparing the above figures, Pembina has taken the practical expedient to exclude contracts that are being accounted for using the practical expedient to recognize revenue in an amount equal to Pembina's right to invoice, as well as the practical expedient to exclude contracts that have original expected durations of one year or less.
Variable consideration relating to flow through costs are not included in the amounts presented. These flow through costs do not impact net income or cash flow, and due to the long-term nature of the contracts there is significant uncertainty in estimating these amounts. In addition, Pembina excludes contracted revenue amounts for assets not yet in-service unless both board of directors approval and regulatory approval for the asset has been obtained.